Cover	Nov. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2025
Entity File Number	333-99393
Entity Registrant Name	BROWNIE’S MARINE GROUP, INC.
Entity Central Index Key	0001166708
Entity Tax Identification Number	90-0226181
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	4061 SW 47th Avenue
Entity Address, City or Town	Davie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33314
City Area Code	954
Local Phone Number	462-5570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false